Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Fees	Infrastructure	Total Payments
Total	$ 717,000	$ 2,654,000	$ 392,000	$ 3,763,000
San Antonio Project (Sapuchi)
Total	340,000	1,196,000		1,536,000
Cariboo Gold Project
Total	125,000	1,028,000	$ 392,000	1,545,000
Tintic Project (Trixie)
Total	$ 252,000	$ 430,000		$ 682,000